STARBOARD INVESTMENT TRUST

SF Group Core Plus Fund
SF Group Corporate Fixed Income Fund
SF Group High Yield Fund
SF Group Multi-Sector Fixed Income Fund
SF Group Select Growth Equities Fund
SF Group Short Duration Fixed Income Fund

Supplement to the
Statement of Additional Information

September 11, 2015
This supplement to the Statement of Additional Information dated August 28, 2015 for SF Group Funds ("Funds"), each a series of the Starboard Investment Trust, updates the information described below.  For further information, please contact the Funds toll-free at 1-800-773-3863.  You may obtain copies of the Prospectus, Summary Prospectus and Statement of Additional Information, free of charge, by writing to the Funds at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.
This supplement is to update the address of the Funds' statutory distributor, Capital Investment Group, Inc. The new address is 100 E. Six Forks Road, Suite 200, Raleigh, North Carolina 27609.

Investors Should Retain This Supplement for Future Reference